Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 37.6%
United States – 37.6%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	9,676	$5,427,800
1.75%, 08/15/2041		1,998	1,401,168
1.875%, 02/15/2051		876	579,246
2.00%, 11/15/2041		4,278	3,124,799
2.00%, 08/15/2051		9,349	6,360,514
2.25%, 08/15/2046		2,377	1,732,166
2.25%, 08/15/2049		15,570	11,293,116
2.25%, 02/15/2052		1,672	1,205,975
2.375%, 11/15/2049		4,905	3,655,758
2.50%, 02/15/2046		932	715,893
2.50%, 05/15/2046		5,327	4,086,885
2.875%, 05/15/2043		165	137,646
2.875%, 08/15/2045		51	42,341
2.875%, 11/15/2046		387	318,247
2.875%, 05/15/2052		2,950	2,441,042
3.00%, 11/15/2044		200	168,622
3.00%, 05/15/2045		129	108,301
3.00%, 11/15/2045		363	305,740
3.00%, 05/15/2047(a)		1,447	1,215,932
3.00%, 02/15/2048		5,490	4,618,462
3.125%, 02/15/2043		280	243,644
3.125%, 08/15/2044		50	43,172
3.25%, 05/15/2042		6,192	5,515,450
3.375%, 08/15/2042		6,591	5,972,426
3.375%, 05/15/2044		646	581,040
3.50%, 02/15/2039		8,105	7,758,005
3.625%, 08/15/2043		1,943	1,820,116
3.625%, 02/15/2044		38	35,542
3.625%, 02/15/2053		2,378	2,278,325
3.625%, 05/15/2053		4,451	4,270,490
3.75%, 11/15/2043		295	281,264
3.875%, 02/15/2043		3,999	3,892,485
3.875%, 05/15/2043		999	972,894
4.00%, 11/15/2042		5,931	5,883,341
4.375%, 02/15/2038		899	955,009
4.375%, 11/15/2039		10,740	11,350,837
4.50%, 02/15/2036		1,074	1,157,019
4.75%, 02/15/2037		1,525	1,684,410
5.375%, 02/15/2031		1,723	1,879,140
U.S. Treasury Notes 1.50%, 02/15/2030(b)		7,128	6,102,236
1.625%, 05/15/2026(b)		43,357	39,996,463
1.75%, 11/15/2029		1,386	1,214,699
2.625%, 02/15/2029		8,921	8,263,076
2.75%, 11/15/2023		160	158,500
2.75%, 07/31/2027		3,546	3,342,011
3.00%, 07/31/2024		4,528	4,413,482
3.50%, 04/30/2028		14,578	14,158,688
3.50%, 02/15/2033		6,011	5,852,661
3.875%, 11/30/2027		34,871	34,369,729
3.875%, 12/31/2027		7,359	7,253,116
4.00%, 02/29/2028		3,062	3,038,457
4.125%, 09/30/2027		4,748	4,719,709
4.125%, 10/31/2027		3,016	2,999,234
4.375%, 10/31/2024		14,510	14,332,665

Total Governments - Treasuries (cost $284,686,875)			255,728,988

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 20.8%
Industrial – 11.0%
Basic – 0.5%
Freeport Indonesia PT 4.763%, 04/14/2027(c)	U.S.$	324	$311,941
Glencore Funding LLC 5.40%, 05/08/2028(c)		796	789,019
LYB International Finance BV 4.00%, 07/15/2023		187	186,858
LyondellBasell Industries NV 5.75%, 04/15/2024		568	566,796
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,613,340

			3,467,954

Capital Goods – 0.7%
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,152,709
Flowserve Corp. 2.80%, 01/15/2032		1,227	977,490
Regal Rexnord Corp. 6.05%, 02/15/2026(c)		1,381	1,383,624
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	256,327
4.40%, 03/15/2024(d)		1,145	1,129,623

			4,899,773

Communications - Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		467	366,287
Cox Communications, Inc. 5.70%, 06/15/2033(c)		479	483,661
Discovery Communications LLC 5.20%, 09/20/2047		509	419,492
Fox Corp. 4.709%, 01/25/2029		700	680,736
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		519	500,238
5.375%, 06/15/2033		587	581,142
Meta Platforms, Inc. 4.95%, 05/15/2033		692	691,010
Prosus NV 3.257%, 01/19/2027(c)		489	441,787
4.027%, 08/03/2050(c)		485	301,306
Tencent Holdings Ltd. 3.24%, 06/03/2050(c)		1,022	671,035
Time Warner Cable LLC 4.50%, 09/15/2042		505	376,912
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		1,826	1,617,964

			7,131,570

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
T-Mobile USA, Inc. 3.875%, 04/15/2030	U.S.$	734	$676,609
5.05%, 07/15/2033		499	489,968

			1,166,577

Consumer Cyclical - Automotive – 0.6%
General Motors Co. 6.125%, 10/01/2025		278	279,813
General Motors Financial Co., Inc. 4.30%, 04/06/2029		171	157,094
5.80%, 06/23/2028		764	761,303
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,664	1,492,309
6.50%, 03/10/2028(c)		158	158,074
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(c)		1,103	1,092,102

			3,940,695

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029		1,159	1,035,242
Marriott International, Inc./MD 4.90%, 04/15/2029		1,365	1,328,281
MDC Holdings, Inc. 6.00%, 01/15/2043		968	871,955

			3,235,478

Consumer Cyclical - Retailers – 0.4%
Lowe’s Cos., Inc. 5.80%, 09/15/2062		1,126	1,117,048
Ross Stores, Inc. 4.70%, 04/15/2027		1,925	1,876,163

			2,993,211

Consumer Non - Cyclical – 1.7%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,538,235
BAT Capital Corp. 2.259%, 03/25/2028		2,706	2,319,719
4.906%, 04/02/2030		917	867,170
7.75%, 10/19/2032		158	173,791
Cargill, Inc. 5.125%, 10/11/2032(c)		835	841,521
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,107,676
Philip Morris International, Inc. 4.875%, 02/13/2026		1,753	1,740,449
5.375%, 02/15/2033		1,688	1,684,978

	Principal Amount (000)		U.S. $ Value

Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	U.S.$	460	$457,309
Zoetis, Inc. 5.40%, 11/14/2025		1,182	1,185,428

			11,916,276

Energy – 1.5%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,384	947,915
4.893%, 09/11/2033		979	969,229
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,353	1,041,499
5.75%, 01/15/2031(c)		1,006	958,658
Ecopetrol SA 8.625%, 01/19/2029		980	981,470
Marathon Oil Corp. 6.80%, 03/15/2032		1,800	1,862,550
Oleoducto Central SA 4.00%, 07/14/2027(c)		248	217,439
ONEOK Partners LP 6.125%, 02/01/2041		73	70,579
Ovintiv, Inc. 5.65%, 05/15/2028		324	317,993
6.25%, 07/15/2033		465	458,997
Var Energi ASA 7.50%, 01/15/2028(c)		1,132	1,166,628
8.00%, 11/15/2032(c)		1,108	1,176,541

			10,169,498

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(c)		889	885,631
6.25%, 06/15/2033(c)		524	527,034

			1,412,665

Services – 0.4%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,255	1,020,829
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	789	886,613
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	49	49,164
Global Payments, Inc. 3.20%, 08/15/2029		845	734,542

			2,691,148

Technology – 2.8%
Apple, Inc. 4.10%, 08/08/2062		1,148	1,005,430
Broadcom, Inc. 4.00%, 04/15/2029(c)		169	156,298
Entegris Escrow Corp. 4.75%, 04/15/2029(c)		1,270	1,179,322

	Principal Amount (000)		U.S. $ Value

Fiserv, Inc. 3.50%, 07/01/2029	U.S.$	2,539	$2,323,490
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,241	1,371,148
HP, Inc. 5.50%, 01/15/2033	U.S.$	1,907	1,873,113
Infor, Inc. 1.75%, 07/15/2025(c)		649	592,394
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		2,545	2,210,434
Lenovo Group Ltd. 5.831%, 01/27/2028(c)		1,031	1,023,195
6.536%, 07/27/2032(c)		725	730,916
Micron Technology, Inc. 6.75%, 11/01/2029		1,924	1,999,921
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		1,300	1,310,153
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		875	774,988
Oracle Corp. 5.375%, 07/15/2040		270	257,696
SK Hynix, Inc. 2.375%, 01/19/2031(c)		532	409,624
TSMC Arizona Corp. 3.875%, 04/22/2027		685	656,764
Western Digital Corp. 2.85%, 02/01/2029		369	295,100
3.10%, 02/01/2032		1,016	752,094

			18,922,080

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)		682	667,320

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		235	210,291
5.875%, 07/05/2034(c)		381	371,351

			581,642

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(c)		380	282,260
ERAC USA Finance LLC 4.60%, 05/01/2028(c)		665	647,052
4.90%, 05/01/2033(c)		1,039	1,015,466

			1,944,778

			75,140,665

Financial Institutions – 9.1%
Banking – 6.8%
AIB Group PLC 4.263%, 04/10/2025(c)		530	517,487
7.583%, 10/14/2026(c)		2,364	2,404,661

	Principal Amount (000)		U.S. $ Value

Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	976	$964,454
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(c)		1,447	1,326,277
Banco Santander SA 3.80%, 02/23/2028		200	183,850
4.175%, 03/24/2028		800	749,712
Bank of Ireland Group PLC 6.253%, 09/16/2026(c)		571	567,260
Barclays PLC 6.224%, 05/09/2034		740	737,447
7.385%, 11/02/2028		931	972,746
BNP Paribas SA 2.591%, 01/20/2028(c)		751	671,394
4.625%, 02/25/2031(c) (e)		1,107	782,948
7.375%, 08/19/2025(c) (e)		385	373,608
Capital One Financial Corp. 5.468%, 02/01/2029		416	399,277
6.377%, 06/08/2034		1,163	1,154,708
Citigroup, Inc. 9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(e) (f)		197	196,970
Series W 4.00%, 12/10/2025(e)		788	676,332
Series Y 4.15%, 11/15/2026(e)		139	111,493
Cooperatieve Rabobank UA 5.564%, 02/28/2029(c)		1,745	1,725,369
Danske Bank A/S 3.875%, 09/12/2023(c)		1,744	1,735,036
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	850,551
3.961%, 11/26/2025		385	367,013
6.119%, 07/14/2026		914	906,989
Discover Bank 4.682%, 08/09/2028		386	350,635
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(e)		764	628,390
HSBC Holdings PLC 2.804%, 05/24/2032		581	470,285
2.848%, 06/04/2031		1,675	1,393,215
8.113%, 11/03/2033		2,081	2,307,850
Intesa Sanpaolo SpA 5.017%, 06/26/2024(c)		757	733,026
7.00%, 11/21/2025(c)		320	322,877
KBC Group NV 5.796%, 01/19/2029(c)		471	469,083
Lloyds Banking Group PLC 4.05%, 08/16/2023		250	249,310
5.871%, 03/06/2029		253	251,166
7.953%, 11/15/2033		887	960,763
Mizuho Financial Group, Inc. 5.667%, 05/27/2029		1,745	1,741,405

	Principal Amount (000)		U.S. $ Value

Morgan Stanley 0.406%, 10/29/2027	EUR	796	$757,641
4.21%, 04/20/2028	U.S.$	1,110	1,066,532
Series G 3.772%, 01/24/2029		1,502	1,403,018
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,112,603
NatWest Group PLC 4.269%, 03/22/2025		750	736,560
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		386	370,120
Santander Holdings USA, Inc. 6.499%, 03/09/2029		910	900,991
Societe Generale SA 2.797%, 01/19/2028(c)		2,339	2,069,056
Standard Chartered PLC 3.971%, 03/30/2026(c)		885	847,679
6.187%, 07/06/2027(c)		407	407,297
6.783% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (e) (f)		400	368,512
Swedbank AB Series NC5 5.625%, 09/17/2024(c) (e)		600	566,184
Truist Financial Corp. 1.95%, 06/05/2030		222	176,519
5.122%, 01/26/2034		1,079	1,022,018
UBS Group AG 3.091%, 05/14/2032(c)		1,865	1,506,845
4.194%, 04/01/2031(c)		799	709,744
6.373%, 07/15/2026(c)		1,346	1,337,614
7.00%, 02/19/2025(c) (e)		200	190,182
UniCredit SpA 2.569%, 09/22/2026(c)		459	415,583
US Bancorp Series J 5.30%, 04/15/2027(e)		723	586,208
Wells Fargo & Co. 3.584%, 05/22/2028		559	520,882
Series BB 3.90%, 03/15/2026(e)		635	558,260

			45,883,635

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(e)		1,949	1,581,380

Finance – 1.2%
Air Lease Corp. 2.875%, 01/15/2026		175	162,038
3.625%, 04/01/2027		76	70,270
Aircastle Ltd. 2.85%, 01/26/2028(c)		2,065	1,756,117
4.125%, 05/01/2024		359	350,725
5.25%, 08/11/2025(c)		906	875,323

	Principal Amount (000)		U.S. $ Value

Aviation Capital Group LLC 1.95%, 01/30/2026(c)	U.S.$	1,131	$1,006,782
1.95%, 09/20/2026(c)		390	338,286
3.50%, 11/01/2027(c)		318	281,519
4.125%, 08/01/2025(c)		10	9,363
4.375%, 01/30/2024(c)		312	306,893
4.875%, 10/01/2025(c)		350	334,040
5.50%, 12/15/2024(c)		680	665,271
6.375%, 07/15/2030(c)		389	386,059
Synchrony Financial 2.875%, 10/28/2031		1,255	909,172
3.95%, 12/01/2027		200	174,214
4.50%, 07/23/2025		193	182,400
4.875%, 06/13/2025		188	178,796

			7,987,268

Insurance – 0.4%
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	7,447
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,018,364
MetLife, Inc. 10.75%, 08/01/2039		25	32,363
Prudential Financial, Inc. 5.20%, 03/15/2044		462	454,691
5.375%, 05/15/2045		139	135,759
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		1,400	1,338,974

			2,987,598

REITs – 0.5%
American Tower Corp. 3.65%, 03/15/2027		845	791,883
5.25%, 07/15/2028		462	457,653
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,181	954,650
Vornado Realty LP 3.40%, 06/01/2031		2,003	1,444,303

			3,648,489

			62,088,370

Utility – 0.7%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		483	412,054
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		674	518,778
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		920	681,039
Electricite de France SA 9.125%, 03/15/2033(c) (e)		366	374,776

	Principal Amount (000)		U.S. $ Value

Engie Energia Chile SA 3.40%, 01/28/2030(c)	U.S.$	981	$810,679
NRG Energy, Inc. 7.00%, 03/15/2033(c)		1,304	1,316,636

			4,113,962

Other Utility – 0.1%
American Water Capital Corp. 3.45%, 06/01/2029		438	406,525

			4,520,487

Total Corporates - Investment Grade (cost $154,040,547)			141,749,522

MORTGAGE PASS-THROUGHS – 18.1%
Agency Fixed Rate 30-Year – 17.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		444	411,060
3.50%, 11/01/2049		572	528,487
Series 2020 3.50%, 01/01/2050		1,324	1,225,579
Series 2022 2.00%, 03/01/2052		6,232	5,104,091
2.50%, 04/01/2052		7,302	6,226,099
3.00%, 03/01/2052		4,036	3,574,057
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		17	17,126
Series 2007 5.50%, 07/01/2035		127	128,035
Series 2016 4.00%, 02/01/2046		978	939,797
Series 2017 4.00%, 07/01/2044		628	603,525
Series 2018 4.50%, 03/01/2048		323	316,309
4.50%, 10/01/2048		605	590,785
4.50%, 11/01/2048		924	902,084
5.00%, 11/01/2048		349	349,395
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		102	102,919
5.50%, 07/01/2033		193	194,505
Series 2004 5.50%, 02/01/2034		2	2,062
5.50%, 04/01/2034		48	48,207
5.50%, 05/01/2034		39	39,881
5.50%, 11/01/2034		182	184,184
Series 2005 5.50%, 02/01/2035		283	286,172
Series 2006 5.50%, 04/01/2036		56	56,717
Series 2007 5.50%, 05/01/2036		3	2,731
5.50%, 09/01/2036		2	1,620
5.50%, 08/01/2037		70	70,888

	Principal Amount (000)			U.S. $ Value

Series 2008 5.50%, 08/01/2037	U.S.$	0	**	$389
Series 2009 5.00%, 12/01/2039		10		10,440
Series 2010 4.00%, 12/01/2040		392		376,312
5.00%, 06/01/2040		9		9,152
Series 2012 3.50%, 02/01/2042		343		320,272
3.50%, 11/01/2042		3,610		3,365,577
3.50%, 01/01/2043		617		574,572
Series 2013 3.50%, 04/01/2043		2,080		1,937,821
4.00%, 10/01/2043		1,375		1,319,279
Series 2015 3.00%, 05/01/2045		502		452,713
3.00%, 08/01/2045		762		687,501
Series 2018 4.50%, 09/01/2048		1,283		1,252,690
Series 2019 3.50%, 08/01/2049		1,752		1,619,868
3.50%, 09/01/2049		630		582,685
3.50%, 11/01/2049		1,224		1,130,647
Series 2020 3.50%, 01/01/2050		1,239		1,145,452
Series 2021 2.00%, 07/01/2051		6,537		5,337,001
2.50%, 01/01/2052		2,044		1,744,984
Series 2022 2.50%, 03/01/2052		4,452		3,786,844
2.50%, 04/01/2052		4,791		4,084,288
2.50%, 05/01/2052		6,068		5,172,860
3.00%, 02/01/2052		4,932		4,371,423
3.00%, 03/01/2052		6,252		5,536,674
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		164		149,046
3.00%, 05/20/2046		475		430,715
Series 2023 3.00%, 07/01/2053, TBA		1,480		1,322,273
4.00%, 07/01/2053, TBA		3,275		3,096,586
4.50%, 07/01/2053, TBA		11,617		11,208,830
5.00%, 07/01/2053, TBA		10,275		10,095,641
Uniform Mortgage-Backed Security Series 2023 2.00%, 07/01/2053, TBA		10,416		8,487,567
2.50%, 07/01/2053, TBA		7,202		6,103,230
4.00%, 07/01/2053, TBA		5,776		5,418,822
5.50%, 07/01/2053, TBA		6,786		6,753,390

				119,791,859

Agency Fixed Rate 15-Year – 0.5%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		42		39,124
2.50%, 11/01/2031		2,257		2,103,257
2.50%, 12/01/2031		12		10,724

	Principal Amount (000)			U.S. $ Value

Series 2017
2.50%, 01/01/2032	U.S.$	645		$601,258
2.50%, 02/01/2032		584		544,478

				3,298,841

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		12		11,979

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.595% (LIBOR 12 Month + 2.18%), 12/01/2036(f)		0	**	120
Series 2007 4.60% (LIBOR 12 Month + 2.10%), 03/01/2037(f)		0	**	350
Federal National Mortgage Association Series 2007 3.835% (LIBOR 12 Month + 1.46%), 02/01/2037(f)		1		961
4.52% (LIBOR 12 Month + 1.80%), 03/01/2037(f)		0	**	434

				1,865

Total Mortgage Pass-Throughs (cost $130,691,103)				123,104,544

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.8%
Risk Share Floating Rate – 7.1%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (f)		228		228,476
Series 2021-1A, Class M1C 8.017% (SOFR + 2.95%), 03/25/2031(c) (f)		1,036		1,052,973
Series 2021-2A, Class M1B 6.567% (SOFR + 1.50%), 06/25/2031(c) (f)		1,892		1,868,548
Series 2021-3A, Class A2 6.067% (SOFR + 1.00%), 09/25/2031(c) (f)		1,894		1,851,247
Series 2022-1, Class M1B 7.217% (SOFR + 2.15%), 01/26/2032(c) (f)		1,000		990,108
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 5.917% (SOFR + 0.85%), 12/25/2041(c) (f)		1,555		1,542,526
Series 2022-R01, Class 1M2 6.967% (SOFR + 1.90%), 12/25/2041(c) (f)		2,306		2,246,686

	Principal Amount (000)		U.S. $ Value

Series 2022-R02, Class 2M1 6.267% (SOFR + 1.20%), 01/25/2042(c) (f)	U.S.$	1,467	$1,459,027
Series 2022-R03, Class 1M 2 8.567% (SOFR + 3.50%), 03/25/2042(c) (f)		1,545	1,576,307
Series 2022-R05, Class 2M 2 8.067% (SOFR + 3.00%), 04/25/2042(c) (f)		1,206	1,201,927
Series 2022-R06, Class 1M1 7.817% (SOFR + 2.75%), 05/25/2042(c) (f)		1,339	1,365,212
Series 2022-R07, Class 1M 1 8.017% (SOFR + 2.95%), 06/25/2042(c) (f)		1,806	1,848,907
Series 2023-R02, Class 1M1 7.367% (SOFR + 2.30%), 01/25/2043(c) (f)		782	784,730
Series 2023-R03, Class 2M1 7.567% (SOFR + 2.50%), 04/25/2043(c) (f)		1,197	1,207,703
Series 2023-R04, Class 1M1 7.367% (SOFR + 2.30%), 05/25/2043(c) (f)		1,563	1,570,265
Eagle Re Ltd. Series 2018-1, Class M2 8.15% (LIBOR 1 Month + 3.00%), 11/25/2028(c) (f)		217	219,404
Series 2021-2, Class M1B 7.117% (SOFR + 2.05%), 04/25/2034(c) (f)		650	652,756
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(f)		200	202,094
Series 2020-DNA5, Class M2 7.867% (SOFR + 2.80%), 10/25/2050(c) (f)		496	504,108
Series 2021-DNA3, Class M2 7.167% (SOFR + 2.10%), 10/25/2033(c) (f)		779	763,750
Series 2021-DNA5, Class M2 6.717% (SOFR + 1.65%), 01/25/2034(c) (f)		548	546,917
Series 2021-DNA6, Class M2 6.567% (SOFR + 1.50%), 10/25/2041(c) (f)		2,513	2,450,460
Series 2021-DNA7, Class M2 6.867% (SOFR + 1.80%), 11/25/2041(c) (f)		2,412	2,323,517

	Principal Amount (000)		U.S. $ Value

Series 2021-HQA4, Class M2 7.417% (SOFR + 2.35%), 12/25/2041(c) (f)	U.S.$	1,530	$1,451,604
Series 2022-DNA1, Class M1A 6.067% (SOFR + 1.00%), 01/25/2042(c) (f)		821	806,251
Series 2022-DNA1, Class M1B 6.917% (SOFR + 1.85%), 01/25/2042(c) (f)		1,223	1,183,845
Series 2022-DNA2, Class M1B 7.467% (SOFR + 2.40%), 02/25/2042(c) (f)		1,717	1,696,482
Series 2022-DNA3, Class M1B 7.967% (SOFR + 2.90%), 04/25/2042(c) (f)		711	710,188
Series 2022-DNA4, Class M1B 8.417% (SOFR + 3.35%), 05/25/2042(c) (f)		1,358	1,373,085
Series 2022-DNA5, Class M1B 9.567% (SOFR + 4.50%), 06/25/2042(c) (f)		2,274	2,387,406
Series 2022-DNA6, Class M1A 7.217% (SOFR + 2.15%), 09/25/2042(c) (f)		655	658,689
Series 2022-DNA7, Class M1A 7.567% (SOFR + 2.50%), 03/25/2052(c) (f)		1,793	1,807,892
Series 2022-HQA1, Class M1B 8.567% (SOFR + 3.50%), 03/25/2042(c) (f)		399	406,448
Series 2023-DNA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2043(c) (f)		920	921,754
Series 2023-DNA2, Class M1A 7.167% (SOFR + 2.10%), 04/25/2043(c) (f)		1,162	1,165,447
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(f)		108	114,540
Series 2021-R02, Class 2M2 7.067% (SOFR + 2.00%), 11/25/2041(c) (f)		1,071	1,041,914
Home Re Ltd. Series 2021-2, Class M1B 6.667% (SOFR + 1.60%), 01/25/2034(c) (f)		922	917,577

	Principal Amount (000)		U.S. $ Value

JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2024(f) (g)	U.S.$	43	$41,948
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.667% (SOFR + 1.60%), 04/25/2034(c) (f)		1,695	1,689,539
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(c) (f)		689	677,477
Series 2019-3R, Class A 8.878% (LIBOR 1 Month + 3.70%), 11/27/2031(c) (f)		56	54,508
Series 2020-1R, Class A 8.528% (LIBOR 1 Month + 3.35%), 02/27/2023(f) (g)		222	213,654
Triangle Re Ltd. Series 2021-3, Class M1A 6.967% (SOFR + 1.90%), 02/25/2034(c) (f)		700	701,258
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40% (LIBOR 1 Month + 5.25%), 11/25/2025(f) (g)		174	163,401
Series 2015-WF1, Class 2M2 10.65% (LIBOR 1 Month + 5.50%), 11/25/2025(f) (g)		43	41,100

			48,683,655

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 0.907% (6.10% - LIBOR 1 Month), 12/15/2044(f) (h)		1,256	113,859
Series 4693, Class SL 0.957% (6.15% - LIBOR 1 Month), 06/15/2047(f) (h)		1,379	137,309
Series 4954, Class SL 0.90% (6.05% - LIBOR 1 Month), 02/25/2050(f) (h)		1,920	191,793
Series 4981, Class HS 0.95% (6.10% - LIBOR 1 Month), 06/25/2050(f) (h)		4,184	405,489
Federal National Mortgage Association REMICs Series 2016-106, Class ES 0.85% (6.00% - LIBOR 1 Month), 01/25/2047(f) (h)		1,299	126,597
Series 2017-73, Class SA 1.00% (6.15% - LIBOR 1 Month), 09/25/2047(f) (h)		1,626	188,680

	Principal Amount (000)		U.S. $ Value

Series 2017-97, Class LS 1.05% (6.20% - LIBOR 1 Month), 12/25/2047(f) (h)	U.S.$	1,274	$139,945
Series 2017-97, Class SW 1.05% (6.20% - LIBOR 1 Month), 12/25/2047(f) (h)		1,170	119,757
Government National Mortgage Association Series 2017-43, Class ST 0.954% (6.10% - LIBOR 1 Month), 03/20/2047(f) (h)		1,678	167,107
Series 2017-65, Class ST 1.004% (6.15% - LIBOR 1 Month), 04/20/2047(f) (h)		1,450	141,771
Series 2017-134, Class SE 1.043% (6.20% - LIBOR 1 Month), 09/20/2047(f) (h)		814	71,614

			1,803,921

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(i)		4,901	1,040,091
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.135%, 05/28/2035		267	245,051

			1,285,142

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 5.53% (LIBOR 1 Month + 0.38%), 12/25/2036(f)		835	293,094
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.65% (LIBOR 1 Month + 0.50%), 03/25/2035(f)		133	108,011
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.25% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (f)		181	172,347

			573,452

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		60	43,151
Series 2006-24CB, Class A16 5.75%, 08/25/2036		367	204,483
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		160	114,147

	Principal Amount (000)		U.S. $ Value

CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036	U.S.$	73	$32,152

			393,933

Total Collateralized Mortgage Obligations (cost $53,471,992)			52,740,103

ASSET-BACKED SECURITIES – 5.8%
Other ABS - Fixed Rate – 3.0%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)		2,080	1,709,909
ACHV ABS TRUST Series 2023-2PL, Class A 6.42%, 05/20/2030(c)		718	718,662
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)		193	187,116
Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		224	216,513
Series 2022-X1, Class A 1.75%, 02/15/2027(c)		333	326,097
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		509	478,873
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		179	171,450
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		435	370,251
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055 (c)		637	530,117
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		186	169,647
Series 2023-1, Class A2 5.99%, 03/15/2032(c)		1,677	1,653,553
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	793,618
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,656,147
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)		1,047	887,255
FREED ABS Trust Series 2021-2, Class C 1.94%, 06/19/2028(c)		1,151	1,133,690

	Principal Amount (000)		U.S. $ Value

GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)	U.S.$	601	$510,393
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		776	695,227
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		477	406,278
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		679	598,851
Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,988	1,621,133
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,400	1,360,077
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(c)		763	636,905
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)		620	500,343
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	719,468
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	655,439
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(c)		639	634,272
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(c)		1,360	1,308,614

			20,649,898

Autos - Fixed Rate – 2.5%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(c)		1,297	1,294,918
American Credit Acceptance Receivables Trust Series 2023-1, Class A 5.45%, 09/14/2026(c)		1,192	1,186,206
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		1,016	999,867
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		354	334,178
Series 2021-N4, Class D 2.30%, 09/11/2028		793	745,259
Series 2021-P4, Class D 2.61%, 09/11/2028		989	827,582

	Principal Amount (000)		U.S. $ Value

CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)	U.S.$	1,350	$1,259,163
Series 2022-A, Class C 2.17%, 04/16/2029(c)		1,373	1,295,147
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		363	345,448
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(c)		1,700	1,691,505
Series 2023-2, Class A2 5.76%, 04/15/2027(c)		1,309	1,302,499
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,215,416
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(c)		1,911	1,899,118
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(c)		431	420,095
Series 2023-1A, Class A2 5.68%, 10/15/2026(c)		1,220	1,214,291
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		915	900,214

			16,930,906

Credit Cards - Fixed Rate – 0.3%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(c)		1,888	1,837,957

Home Equity Loans - Floating Rate – 0.0%
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.75% (LIBOR 1 Month + 0.60%), 04/25/2034(f)		36	34,296

Total Asset-Backed Securities (cost $42,811,549)			39,453,057

COLLATERALIZED LOAN OBLIGATIONS – 3.1%
CLO - Floating Rate – 3.1%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.45% (LIBOR 3 Month + 1.20%), 07/20/2034(c) (f)		1,472	1,449,440
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (f)		1,260	1,198,124

	Principal Amount (000)		U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 7.46% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (f)	U.S.$	1,080	$1,022,763
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.38% (LIBOR 3 Month + 1.13%), 07/20/2034(c) (f)		1,500	1,477,119
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.375% (LIBOR 3 Month + 1.11%), 07/19/2034(c) (f)		1,130	1,112,216
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.32% (LIBOR 3 Month + 1.07%), 04/20/2034(c) (f)		1,491	1,464,040
Neuberger Berman Loan Advisers CLO 43 Ltd. Series 2021-43A, Class A 6.39% (LIBOR 3 Month + 1.13%), 07/17/2035(c) (f)		1,729	1,701,996
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 8.60% (LIBOR 3 Month + 3.35%), 10/20/2034(c) (f)		250	234,410
OCP CLO Ltd. Series 2020-18A, Class AR 6.34% (LIBOR 3 Month + 1.09%), 07/20/2032(c) (f)		1,954	1,931,027
Pikes Peak CLO 8 Series 2021-8A, Class A 6.42% (LIBOR 3 Month + 1.17%), 07/20/2034(c) (f)		1,907	1,878,115
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (f)		570	547,850
Rad CLO 11 Ltd. Series 2021-11A, Class D 8.16% (LIBOR 3 Month + 2.90%), 04/15/2034(c) (f)		950	883,746
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.42% (LIBOR 3 Month + 1.16%), 10/15/2034(c) (f)		2,924	2,870,134
Rockford Tower CLO Ltd. Series 2021-1A, Class D 8.25% (LIBOR 3 Month + 3.00%), 07/20/2034(c) (f)		1,883	1,732,425
Series 2021-2A, Class A1 6.41% (LIBOR 3 Month + 1.16%), 07/20/2034(c) (f)		1,310	1,281,497

	Principal Amount (000)		U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (f)	U.S.$	480	$431,756

Total Collateralized Loan Obligations (cost $21,888,106)			21,216,658

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.0%
Non-Agency Floating Rate CMBS – 1.9%
AREIT Trust Series 2022-CRE6, Class A 6.317% (SOFR + 1.25%), 01/20/2037(c) (f)		2,977	2,900,624
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.194% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (f)		2,435	2,132,471
BBCMS Mortgage Trust Series 2020-BID, Class A 7.333% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (f)		1,998	1,875,767
BFLD Trust Series 2021-FPM, Class A 6.794% (LIBOR 1 Month + 1.60%), 06/15/2038(c) (f)		2,976	2,829,780
BX Commercial Mortgage Trust Series 2019-IMC, Class D 7.093% (LIBOR 1 Month + 1.90%), 04/15/2034(c) (f)		207	201,967
Series 2019-IMC, Class E 7.343% (LIBOR 1 Month + 2.15%), 04/15/2034(c) (f)		839	815,547
CLNY Trust Series 2019-IKPR, Class D 7.287% (SOFR + 2.14%), 11/15/2038(c) (f)		1,450	1,340,853
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.067% (SOFR + 2.00%), 01/25/2051(c) (f)		177	169,813
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.726% (SOFR + 1.58%), 07/15/2036(c) (f)		666	626,322

			12,893,144

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(c)		740	595,728

	Principal Amount (000)		U.S. $ Value

Commercial Mortgage Trust Series 2012-CR3, Class E 4.796%, 10/15/2045(c)	U.S.$	889	$487,411
Series 2015-LC21, Class XA 0.791%, 07/10/2048(i)		2,037	20,607
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.297%, 08/10/2044(c)		28	8,595
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(g) (j)		1,181	1,110,018
Series 2021-1, Class A2 2.435%, 08/15/2026(g) (j)		1,801	1,701,021
Series 2021-1, Class AS 2.638%, 08/15/2026(g) (j)		59	54,055
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(g)		1,690	1,602,381
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.43%, 08/15/2046(c)		472	205,063
Series 2014-C22, Class XA 0.946%, 09/15/2047(i)		5,018	27,025
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	54,257
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		224	224,064
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	470,338
Series 2015-C25, Class XA 1.18%, 10/15/2048(i)		1,871	28,602
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.534%, 11/15/2049		1,030	861,948

			7,451,113

Total Commercial Mortgage-Backed Securities (cost $22,655,943)			20,344,257

CORPORATES - NON-INVESTMENT GRADE – 1.5%
Industrial – 1.4%
Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(c)	EUR	331	322,735

Communications - Media – 0.5%
Altice Financing SA 3.00%, 01/15/2028(c)		540	454,022
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(c)	U.S.$	348	289,887
4.50%, 06/01/2033(c)		1,243	976,240
4.75%, 02/01/2032(c)		260	211,598

	Principal Amount (000)		U.S. $ Value

DISH DBS Corp. 5.75%, 12/01/2028(c)	U.S.$	996	$745,317
Summer BC Holdco B SARL 5.75%, 10/31/2026(c)	EUR	540	524,431
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)		540	451,582

			3,653,077

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(c)		259	206,132
Lorca Telecom Bondco SA 4.00%, 09/18/2027(c)		540	537,648

			743,780

Consumer Cyclical - Automotive – 0.3%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	759	735,949
Ford Motor Credit Co. LLC 7.35%, 11/04/2027		330	337,702
ZF North America Capital, Inc. 6.875%, 04/14/2028(c)		692	701,951
7.125%, 04/14/2030(c)		346	352,339

			2,127,941

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(c)		1,545	1,368,654

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)	EUR	320	303,043

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(c)		540	513,447

Technology – 0.1%
Seagate HDD Cayman 8.25%, 12/15/2029(c)	U.S.$	736	769,025

			9,801,702

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (e)		648	565,833

Total Corporates - Non-Investment Grade (cost $11,975,848)			10,367,535

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.9%
United States – 0.9%
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023	U.S.$	1,000	$1,000,000
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,446,412
State of California Series 2010 7.625%, 03/01/2040		2,040	2,564,257
University of California Series 2021-B 3.071%, 05/15/2051		2,070	1,461,580

Total Local Governments - US Municipal Bonds (cost $6,810,532)			6,472,249

EMERGING MARKETS - CORPORATE BONDS – 0.4%
Industrial – 0.4%
Basic – 0.1%
CSN Resources SA 4.625%, 06/10/2031(c)		293	223,009
Volcan Cia Minera SAA 4.375%, 02/11/2026(c)		189	138,936

			361,945

Capital Goods – 0.0%
Embraer Netherlands Finance BV 6.95%, 01/17/2028(c)		323	320,578
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(c)		417	1,666

			322,244

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		645	516,065

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	629,625

Consumer Non-Cyclical – 0.1%
Natura & Co. Luxembourg Holdings SARL 6.00%, 04/19/2029(c)		564	523,950

			2,353,829

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(g)		117	113,965

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(c) (d) (k)		410	16,779

Total Emerging Markets - Corporate Bonds (cost $3,616,865)			2,484,573

	Principal Amount (000)		U.S. $ Value

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 2.50%, 02/13/2024	U.S.$	1,465	$1,438,703
Federal National Mortgage Association 6.25%, 05/15/2029		355	392,403
6.625%, 11/15/2030		260	301,668

Total Agencies (cost $2,215,715)			2,132,774

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		988	975,274

Indonesia – 0.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(c)		447	446,207

Mexico – 0.1%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		478	428,403

Total Quasi-Sovereigns (cost $1,908,611)			1,849,884

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Special Investment)(j) (l) (m) (cost $783,461)		882	844,074

	Principal Amount (000)

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $788,000)	U.S.$	788	670,596

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $694,105)		696	525,668

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 7.3%
U.S. Treasury Bills – 6.7%
U.S. Treasury Bill Zero Coupon, 11/02/2023	U.S.$	21,167	$20,790,728
Zero Coupon, 07/11/2023		2,431	2,428,199
Zero Coupon, 09/05/2023		4,235	4,196,076
Zero Coupon, 08/29/2023		2,887	2,863,047
Zero Coupon, 09/19/2023		15,209	15,037,942

Total U.S. Treasury Bills (cost $45,377,108)			45,315,992

	Shares

Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(n) (o) (p) (cost $4,198,895)		4,198,895	4,198,895

Total Short-Term Investments (cost $49,576,003)			49,514,887

Total Investments – 107.2% (cost $788,615,255)(q)			729,199,369
Other assets less liabilities – (7.2)%			(49,079,758)

Net Assets – 100.0%			$680,119,611

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	196	September 2023	$23,213,750	$(126,814)
U.S. Long Bond (CBT) Futures	83	September 2023	10,533,219	89,164
U.S. T-Note 5 Yr (CBT) Futures	1,140	September 2023	122,086,875	(1,592,861)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	19	September 2023	19,560,276	(86,308)
U.S. T-Note 2 Yr (CBT) Futures	125	September 2023	25,417,969	117,214

				$(1,599,606)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EUR	5,813	USD	6,401	07/31/2023	$50,414
State Street Bank & Trust Co.	JPY	445	USD	3	08/25/2023	111

						$50,525

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.537%	1 Day SOFR	Annual	$666,916	$475,032	$191,884

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	4	$(861)	$(590)	$(271)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,230)	(674)	(556)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14	(3,076)	(1,331)	(1,745)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	20	(4,306)	(2,209)	(2,097)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	24	(5,167)	(2,985)	(2,182)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(6,029)	(3,823)	(2,206)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25	(5,413)	(3,055)	(2,358)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	25	(5,290)	(2,856)	(2,434)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	28	(6,151)	(3,430)	(2,721)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	28	$(6,151)	$(3,321)	$(2,830)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(615)	(327)	(288)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	143	(30,880)	(10,655)	(20,225)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	16	(3,445)	(2,226)	(1,219)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	18	(3,814)	(2,081)	(1,733)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,536)	(2,761)	(2,775)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,536)	(2,327)	(3,209)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,536)	(2,150)	(3,386)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	153	(32,970)	(12,122)	(20,848)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	348	(75,045)	(36,523)	(38,522)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	210	(45,396)	(13,620)	(31,776)

						$(252,447)	$(109,066)	$(143,381)

*	Termination date
**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $190,069,128 or 27.9% of net assets.

(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.75% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$1,145,276	$1,110,018	0.16%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,838,334	1,701,021	0.25%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	60,037	54,055	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,794,688	1,602,381	0.24%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40%, 11/25/2024	11/06/2015	42,761	41,948	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.528%, 02/27/2023	02/11/2020	221,561	213,654	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	117,000	113,965	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40%, 11/25/2025	09/28/2015	174,124	163,401	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.65%, 11/25/2025	09/28/2015	42,696	41,100	0.01%

(h)	Inverse interest only security.
(i)	IO - Interest Only.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(l)	Fair valued by the Adviser.
(m)	Non-income producing security.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,524,744 and gross unrealized depreciation of investments was $(63,441,207), resulting in net unrealized depreciation of $(60,916,463).

Currency Abbreviations:

EUR – Euro

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$255,728,988	$—	$255,728,988
Corporates - Investment Grade	—	141,749,522	—	141,749,522
Mortgage Pass-Throughs	—	123,104,544	—	123,104,544
Collateralized Mortgage Obligations	—	52,740,103	—	52,740,103
Asset-Backed Securities	—	39,453,057	—	39,453,057
Collateralized Loan Obligations	—	21,216,658	—	21,216,658
Commercial Mortgage-Backed Securities	—	17,479,163	2,865,094	20,344,257
Corporates - Non-Investment Grade	—	10,367,535	—	10,367,535
Local Governments - US Municipal Bonds	—	6,472,249	—	6,472,249
Emerging Markets - Corporate Bonds	—	2,484,573	—	2,484,573
Agencies	—	2,132,774	—	2,132,774
Quasi-Sovereigns	—	1,849,884	—	1,849,884
Common Stocks	—	—	844,074	844,074
Emerging Markets - Sovereigns	—	670,596	—	670,596
Governments - Sovereign Bonds	—	525,668	—	525,668
Short-Term Investments:
U.S. Treasury Bills	—	45,315,992	—	45,315,992
Investment Companies	4,198,895	—	—	4,198,895

Total Investments in Securities	4,198,895	721,291,306	3,709,168	729,199,369
Other Financial Instruments(a):
Assets:
Futures	206,378	—	—	206,378
Forward Currency Exchange Contracts	—	50,525	—	50,525
Centrally Cleared Interest Rate Swaps	—	666,916	—	666,916
Liabilities:
Futures	(1,805,983)	—	—	(1,805,983)
Credit Default Swaps	—	(252,447)	—	(252,447)

Total	$2,599,290	$721,756,300	$3,709,168	$728,064,758

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

Portfolio	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 06/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,114	$169,223	$172,138	$4,199	$199